Share Capital (Schedule of Bonus Share) (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2018 shares
Allocated Bonus Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share authorized	3,150,000	3,150,000
Forfeited		(450,000)
Outstanding share authorized	3,150,000	3,150,000
Unissued Bonus Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share authorized	3,640,000	3,640,000
Forfeited
Outstanding share authorized	3,640,000	3,640,000